REVENUE - TIMING OF REVENUE RECOGNITION - BALANCE SHEET (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Customer accounts receivable:
Billed	$ 134,173	$ 139,263
Unbilled revenues	9,226	6,510
Customers' credit balances and deposits	(25,934)	(27,116)
Customers accounts receivables & Customers' credit balances and deposits	117,465	118,657
Operating Segments | Natural Gas Distribution
Customer accounts receivable:
Billed	52,134	36,302
Unbilled revenues	7,842	6,510
Customers' credit balances and deposits	(25,934)	(27,114)
Customers accounts receivables & Customers' credit balances and deposits	34,042	15,698
Operating Segments | Clean Energy Ventures
Customer accounts receivable:
Billed	5,282	3,233
Unbilled revenues	1,384	0
Customers' credit balances and deposits	0	0
Customers accounts receivables & Customers' credit balances and deposits	6,666	3,233
Operating Segments | Energy Services
Customer accounts receivable:
Billed	70,457	97,301
Unbilled revenues	0	0
Customers' credit balances and deposits	0	0
Customers accounts receivables & Customers' credit balances and deposits	70,457	97,301
Operating Segments | Storage and Transportation
Customer accounts receivable:
Billed	3,905	0
Unbilled revenues	0	0
Customers' credit balances and deposits	0	0
Customers accounts receivables & Customers' credit balances and deposits	3,905	0
Home Services and Other
Customer accounts receivable:
Billed	2,395	2,427
Unbilled revenues	0	0
Customers' credit balances and deposits	0	(2)
Customers accounts receivables & Customers' credit balances and deposits	$ 2,395	$ 2,425